Credit Risk - Summary of Residential Mortgages by Interest Rate Profile (Detail) - Credit Risk [member] - Stock [member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 154,944	£ 154,274
Percentage of residential mortgage loans	100.00%	100.00%
Fixed Rate [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 102,268	£ 91,817
Percentage of residential mortgage loans	66.00%	59.00%
Variable Rate [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 29,370	£ 33,627
Percentage of residential mortgage loans	19.00%	22.00%
Standard Variable Rate [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 23,306	£ 28,830
Percentage of residential mortgage loans	15.00%	19.00%